Borrowings and financing (Details 2) R$ in Thousands	Mar. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
2024	R$ 1,955,845
2025	2,467,225
2026	2,259,552
2027	2,386,434
2028	1,703,412
2029	2,291,298
2030 to 2044	8,960,541
Borrowings payment net	22,024,307
Local Currency [Member]
IfrsStatementLineItems [Line Items]
2024	1,819,655
2025	2,220,658
2026	2,047,519
2027	2,174,401
2028	1,491,379
2029	2,068,228
2030 to 2044	7,571,375
Borrowings payment net	19,393,215
Local Currency [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
2024	905,061
2025	1,328,730
2026	1,217,890
2027	1,387,314
2028	665,375
2029	1,304,027
2030 to 2044	3,218,442
Borrowings payment net	10,026,839
Local Currency [Member] | Brazilian Federal Savings Bank [Member]
IfrsStatementLineItems [Line Items]
2024	82,048
2025	115,356
2026	122,556
2027	130,195
2028	138,177
2029	143,481
2030 to 2044	868,098
Borrowings payment net	1,599,911
Local Currency [Member] | B N D E S [Member]
IfrsStatementLineItems [Line Items]
2024	210,955
2025	260,803
2026	250,860
2027	238,124
2028	84,351
2029	34,189
2030 to 2044	189,563
Borrowings payment net	1,268,845
Local Currency [Member] | B I Ds [Member]
IfrsStatementLineItems [Line Items]
2024	139,754
2025	260,899
2026	330,209
2027	315,069
2028	420,959
2029	385,919
2030 to 2044	1,971,918
Borrowings payment net	3,824,727
Local Currency [Member] | I F Cs [Member]
IfrsStatementLineItems [Line Items]
2024	22,800
2025	44,200
2026	61,800
2027	80,800
2028	123,600
2029	181,600
2030 to 2044	1,209,145
Borrowings payment net	1,723,945
Local Currency [Member] | Leases Concession Agreements Program Contracts And Contract Assets [Member]
IfrsStatementLineItems [Line Items]
2024	151,818
2025	133,170
2026	64,062
2027	22,899
2028	58,917
2029	19,012
2030 to 2044	114,209
Borrowings payment net	564,087
Local Currency [Member] | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
2024	2,254
2025	2,771
2026	142
2027
2028
2029
2030 to 2044
Borrowings payment net	5,167
Local Currency [Member] | Borrowings Interest And Charges [Member]
IfrsStatementLineItems [Line Items]
2024	304,965
2025	74,729
2026
2027
2028
2029
2030 to 2044
Borrowings payment net	379,694
Foreign Currency [Member]
IfrsStatementLineItems [Line Items]
2024	136,190
2025	246,567
2026	212,033
2027	212,033
2028	212,033
2029	223,070
2030 to 2044	1,389,166
Borrowings payment net	2,631,092
Foreign Currency [Member] | Borrowings Interest And Charges [Member]
IfrsStatementLineItems [Line Items]
2024	19,741
2025	3,192
2026
2027
2028
2029
2030 to 2044
Borrowings payment net	22,933
Foreign Currency [Member] | B I D [Member]
IfrsStatementLineItems [Line Items]
2024	25,676
2025	71,361
2026	40,019
2027	40,019
2028	40,019
2029	40,019
2030 to 2044	556,235
Borrowings payment net	813,348
Foreign Currency [Member] | B I R D [Member]
IfrsStatementLineItems [Line Items]
2024	15,188
2025	30,375
2026	30,375
2027	30,375
2028	30,375
2029	41,525
2030 to 2044	329,045
Borrowings payment net	507,258
Foreign Currency [Member] | J I C A [Member]
IfrsStatementLineItems [Line Items]
2024	75,585
2025	141,639
2026	141,639
2027	141,639
2028	141,639
2029	141,526
2030 to 2044	503,886
Borrowings payment net	R$ 1,287,553